Summary of Significant Accounting Policies (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 5,795	$ 3,331	$ 8,119
Charged to expense	3,342	2,903	485
Deductions or other	(1,705)	(439)	(5,273)
Balance at end of period	$ 7,432	$ 5,795	$ 3,331